Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Feb. 19, 2014
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 47,538
Cost method investments	400	$ 3,500
Level 1:
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Available-for-sale securities	46,347
Money market funds | Level 1:
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 42,300
Convertible Debt Securities | Privately Held Company
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Cost method investments			$ 3,000